FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables) [Line Items]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
31 December 2018	The Group £m	The Bank £m
Debt securities:
Government securities	18,971	18,831
Asset-backed securities	57	5
Corporate and other debt securities	5,119	4,151
	24,147	22,987
Treasury and other bills	221	221
Total financial assets at fair value through other comprehensive income	24,368	23,208